Mineral Properties (Tables)	12 Months Ended
Oct. 31, 2022
Mineral Properties [Abstract]
Schedule of mineral properties
Balance, February 5, 2021 (inception)	$—
Pursuant to asset purchase agreement (Note 5)	327,690
Common shares issued to finder (Note 12)	323,913
Balance, October 31, 2021	$651,603
Acquisition of Ekidos (Note 4)	4,383,656
Balance, October 31, 2022	$5,035,259